Finance income	3 Months Ended
Mar. 31, 2023
Finance income.
Finance income

10.Finance income

	Three months ended
	March 31,	March 31,
	2023	2022
	$’000	$’000

Interest income—bank deposits	6,498	3,128
Net foreign exchange gain on derivative instruments—unrealized	330	—
Net foreign exchange gain arising from financing – unrealized	—	111,839
	6,828	114,967